CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Income Statement [Abstract]
Net loss	¥ (833,409)	$ (121,215)	¥ (397,234)	¥ (127,604)
Other comprehensive income, net of tax of nil:
Change in cumulative foreign currency translation adjustments	52,496	7,635	15,718
Total comprehensive loss	(780,913)	(113,580)	(381,516)	(127,604)
Less: Comprehensive (loss) income attributable to non- controlling interest	2		79	(48)
Total comprehensive loss attributable to Puxin Limited	¥ (780,915)	$ (113,580)	¥ (381,595)	¥ (127,556)